Loans - Average Recorded Investment and Interest Income Recognized on Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 48,144	$ 56,564	$ 70,426
Average recorded investment	51,041	67,070	79,496
Interest income recognized	1,890	2,708	4,777
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	15,120	18,039	20,624
Average recorded investment	21,000	23,154	26,821
Interest income recognized	695	963	885
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	28,426	18,142	24,474
Average recorded investment	23,024	21,692	22,828
Interest income recognized	1,047	903	884
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	1,866	1,324	2,226
Average recorded investment	1,709	1,729	5,503
Interest income recognized	34	64	66
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	2,732	19,059	23,102
Average recorded investment	5,308	20,490	24,341
Interest income recognized	$ 114	778	2,942
Consumer
Financing Receivable, Impaired [Line Items]
Average recorded investment		$ 5	$ 3